Notes to the interim condensed consolidated statement of financial position (Tables)	6 Months Ended
Jun. 30, 2025
Notes to the interim condensed consolidated statement of financial position
Schedule of intangible assets

In thousands of euros	Dec. 31, 2024	June 30, 2025
Intangible assets, gross	3,947	3,993
Amortization and impairment	(3,899)	(3,908)
Intangible assets, net	48	85

Reconciliation of changes in property, plant and equipment

In thousands of euros	Dec. 31, 2024	June 30, 2025
Property, plant and equipment, gross	20,198	20,795
Depreciation and impairment	(15,193)	(16,810)
Property, plant and equipment, net	5,005	3,985

Schedule of investment in Hepalys is accounted for using the equity method of accounting

(in thousands of euros)	Dec. 31, 2024	June 30, 2025
Intangible assets	16,984	15,071
Total non‑current assets	16,984	15,071
Other current assets	81	136
Cash and cash equivalents	1,785	699
Total current assets	1,866	836
Deferred assets	2	—
Total assets	18,851	15,907

Capital stock	552	532
Capital reserve	21,489	19,374
Capital surplus-others	816	786
Earnings brought forward	(1,073)	(2,987)
Net loss for the period	(3,293)	(2,068)
Treasury Shares	—	—
Shareholders’ equity	18,490	15,637
Total non‑current liabilities	—	—
Trade payables	353	270
Other current liabilities	8	0
Total current liabilities	361	270
Total equity and liabilities	18,851	15,907

Opening net assets	21,122	18,368
Loss for the period (1)	(3,277)	(2,158)
Revaluation of intangible assets	—	—
Other comprehensive income	(920)	(573)
Capital variations	1,566	—
Closing net assets	18,490	15,637

Group’s share in %	15%	15%
(in thousands of euros)
Group’s share	2,707	2,289
Elimination of unrealized profit on downstream sales	(1,604)	(1,491)
Goodwill	37	37
Carrying amount	1,139	835

Schedule of other non current assets

(In thousands of euros)	June 30, 2025	Dec. 31, 2024
Advance payments – non-current	1,047	1,047
Other non‑current assets	1,047	1,047

Schedule of trade receivables and others break down

(In thousands of euros)	Dec. 31, 2024	June 30, 2025
3 months or less	531	10,764
Between 3 and 6 months	—	—
Between 6 and 12 months	—	—
More than 12 months	—	—
Trade receivables and others	531	10,764

Schedule of other current assets and receivables

(in thousands euros)	Dec. 31, 2024	June 30, 2025
CIR and other research tax credits	4,915	1,125
Other	25	38
Tax receivables	4,941	1,163
Prepaid expenses	2,442	2,928
Short-term deposit accounts	—	24,578
Current accrued income	1,574	4,456
Liquidity agreement - Cash	349	437
VAT receivables	5,055	6,306
Other receivables	56	103
Other current assets	9,476	38,808
Other current assets and receivables	14,417	39,971

Schedule of cash and cash equivalents

(in thousands of euros)	Dec. 31, 2024	June 30, 2025
Other cash equivalents(1)	70,655	107,835
Cash at bank and at hand	25,908	14,241
Cash and cash equivalents (2)	96,564	122,076
Bank overdrafts	—	—
Cash and cash equivalents balance from the statement of cash flows	96,564	122,076
(1)	Other cash equivalents correspond to short-term bank deposits.
(2)	Balances presented in the statement of financial position

Schedule of changes in share capital

			Premiums
(In euros, except number of shares)		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of December 31, 2024		956,623.91	249,159,596.78	95,662,391.00	0.01
April 28, 2025	Structured Financing (T1 warrants issuance)	10,000.00	—	1,000,000.00	0.01
May 7, 2025	Structured Financing (T2 New Shares)	424,888.83	127,595,233.47	42,488,883.00	0.01
Balance as of June 30, 2025		1,391,512.74	376,754,830.25	139,151,274.00	0.01

Schedule of stock option plans

	Decision of		Stock price	Outstanding				Outstanding
	issuance by the	Grant	at grant date	at Jan 1,			Forfeited /	at June 30,
Type	Board of Directors	Date	(in euros)	2025	Issued	Exercised	Lapsed	2025
SO 2024-1	12/20/2024	01/23/2025	2.30	—	12,898,116	—	—	12,898,116
SO 2024-2	12/20/2024	01/23/2025	2.30	—	301,000	—	—	301,000
TOTAL Stock options				—	13,199,116	—	—	13,199,116

Schedule of debt

(In thousands of euros)	Dec. 31, 2024	June 30, 2025
Bank borrowings	45,197	47,695
Derivatives instruments	97,715	42,251
Accrued interest payable on loans	4,477	5,410
Lease liabilities	4,654	4,027
Royalty certificates liabilities	29,207	33,415
Total debt	181,250	132,798

Schedule of movements in the period break down

(In thousands of euros)
December 31, 2024	181,250
Subscription of lease liabilities	739
Repayment of bank borrowings	(1,791)
Repayment of lease liabilities	(1,317)
Interests on royalty certificates	4,208
Capitalized interest (1)	5,219
Change in fair value of derivatives instruments (2)(3)	102,640
Settlement of derivatives instruments (3)	(158,104)
Exchange rate change	(49)
Subscription of short-term bank borrowings	3
June 30, 2025	132,798

In thousands of euros
January 1, 2024	54,083
Subscription of derivatives instruments(2)	11,809
Subscription of bank borrowings(1)(2)	13,102
Subscription of lease liabilities	345
Issue of royalty certificates	—
Repayment of bank borrowings	(1,177)
Repayment of lease liabilities	(1,173)
Interests on royalty certificates	936
Capitalized interest	3,961
Change in fair value of derivatives instruments(2)	(8,506)
Exchange rate change	24
June 30, 2024	73,404

(1)Net proceeds

(2)EIB’s loan and warrants.

(3)T2 New Shares - T2 BSAs of the Structured Financing

Schedule of valuation approach for BSA arrangement

	BSA 2022	BSA 2024
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of BSA issued	2,266,023	3,144,654
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

	As of November 28, 2022
Warrant A	(Grant Date)	As of December 31, 2024	As of June 30, 2025
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Number of shares per warrant	1.00	2.70	3.72
Stock price (€)	4.13	2.18	2.62
Maturity (years)	12	9.9	9.4
Volatility	68%	58.3%	55.3%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	11,987	20,899
Unit Fair value (€)	4.18	5.29	9.22

	As of January 4, 2024
Warrant B	(Grant Date)	As of December 31, 2024	As of June 30, 2025
Number of BSA outstanding	3,144,654	3,144,654	3,144,654
Number of shares per warrant	1.00	2.13	2.94
Stock price (€)	4.12	2.18	2.62
Maturity (years)	12	11.0	10.5
Volatility	62%	58.3%	55.3%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	11,809	12,328	21,352
Unit Fair value (€)	3.76	3.92	6.79

Schedule of hypothesis and results

	As of May 7, 2025
	T2 New shares	T2 BSAs	Aggregate amount
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.0	1.0
Stock price (€)	3.19	3.19
Risk free rate	Euribor 1M	Euribor 1M
Fair Value (in millions of euros)	135.5	138.1	273.7
Unit fair value	3.19	3.18
Subscription price per instrument (€)	1.35	1.34
Gross proceeds (in millions of euros)	57.4	58.2	115.6
Settlement of derivatives (in millions of euros)	78.2	79.9	158.1

	As of December 31, 2024
	T2 New shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.18	2.18
Maturity (months)	3.0	3.0
Volatility	58.3%	58.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in thousands of euros)	36.100	37.300
Unit fair value	0.85	0.86

	As of December 11, 2024
	(Issuance date)
	T2 New shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.37	2.37
Maturity (months)	3.5	3.5
Volatility	59.3%	59.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in thousands of euros)	44.000	45.400
Unit fair value	1.04	1.05

Schedule of provisions

			Reversals	Reversals
in thousands of euros	January 1, 2025	Additions	used	unused	June 30, 2025
Short-term provisions	—	3,051	—	—	3,051
Total Provisions	—	3,051	—	—	3,051

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

In thousands of euros	Dec. 31, 2024	June 30, 2025
Retirement benefit obligations	1,762	891
Total obligation	1,762	891

Schedule of change in the provision recorded in respect of defined benefit schemes

In thousands of euros	June 30, 2024	June 30, 2025
Provision at beginning of period	(1,559)	(1,762)
Expense for the period	(70)	778
Actuarial gains or losses recognized in other comprehensive income	74	93
Provision at end of period	(1,555)	(891)

Schedule of breakdown of expense recognized for the period

In thousands of euros	June 30, 2024	June 30, 2025
Service cost for the period	(104)	(106)
Interest cost for the period	(25)	(30)
Past service cost	—	747
Benefits for the period	59	167
Total	(70)	778

Schedule of other current liabilities

(in thousands of euros)	Dec. 31, 2024	June 30, 2025
Employee-related payables	2,604	1,684
Accrued payroll and other employee-related taxes	1,741	3,282
VAT payables	3,798	5,017
Other accrued taxes and employee-related expenses	126	576
Other miscellaneous payables	331	4,611
Other current liabilities	8,600	15,170

Schedule of trade payables and other current liabilities

(In thousands of euros)	Dec. 31, 2024	June 30, 2025
Trade payables	32,862	34,703
Trade payables and other current liabilities	32,863	34,703

Schedule of trade payables break down by payment

In thousands of euros	Dec. 31, 2024	June 30, 2025
Due in 30 days	30,938	31,477
Due in 30-60 days	1,925	3,226
Due in more than 60 days	—	—
Trade payable	32,862	34,703

Schedule of financial assets and liabilities

	June 30, 2025
		Financial
	Book value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carried at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Current accrued income (1)	4,456	—	4,456	—	4,456
Short-term deposit accounts (1)	24,578	—	24,578	—	24,578
Trade receivables (1)	10,764	—	10,764	—	10,764
Other receivables (1)	541	—	541	—	541
Cash and cash equivalents (2)	122,076	—	122,076	—	122,076
Total	162,415	—	162,415	—	162,415

Financial liabilities
Long-term debt (3)(4)	51,599	—	—	51,599	51,438
Derivative instruments (5)	42,251	42,251	—	—	42,251
Royalty certificates liabilities(3)	33,415	—	—	33,415	111,686
Short-term debt(1)	5,533	—	—	5,533	5,533
Trade payables(1)	34,703	—	—	34,703	34,703
Other miscellaneous payables(1)	4,611	—	—	4,611	4,611
Total	172,112	42,251	—	129,861	250,222
(1)	The carrying amount of short-term financial assets and liabilities at amortized cost is considered a reasonable estimate of fair value, in accordance with IFRS 7.29.
(2)	The carrying amount of cash and cash equivalents is based on level 1 valuation and corresponds to the fair value of the assets.
(3)	The fair value of royalty certificates and EIB financial debt, accounted for at amortized cost, is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Financial debt
(4)	The classification of other bank borrowings within the IFRS 13 fair value hierarchy corresponds to a level 2 valuation.
(5)	The fair value of derivative instruments is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Financial debt.

	Dec. 31, 2024
		Financial
	Book Value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carried at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Advance payment	1,047	—	1,047	—	1,047
Current accrued income	1,574	—	1,574	—	1,574
Trade receivables	531	—	531	—	531
Other receivables	405	—	405	—	405
Cash and cash equivalents	96,564	—	96,564	—	96,564
Total	100,120	—	100,120	—	100,120

Financial liabilities
Long-term debt (1)	48,460	—	—	48,460	48,202
Derivative instruments	97,715	97,715	—	—	97,715
Royalty certificates liabilities	29,207	—	—	29,207	63,293
Short-term debt	5,868	—	—	5,868	5,868
Trade payables	32,862	—	—	32,862	32,862
Other miscellaneous payables	331	—	—	331	331
Total	214,444	97,715	—	116,729	248,272
(1)	See Note 4.9 – Financial debt.

BSPCE share warrants and BSA share warrants
Notes to the interim condensed consolidated statement of financial position
Schedule of movements in BSPCE and BSA share warrants and AGA

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at June 30,	exercisable
Type	Grant Date	(in euros)	2025	Issued	Exercised	Lapsed	2025	shares
BSPCE - Plan 2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants			430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	6.68	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	20,000	—	—	—	20,000	—
TOTAL BSA share warrants			346,333	—	—	—	346,333	316,333
Total share warrants			776,333	—	—	—	776,333	746,333

AGA
Notes to the interim condensed consolidated statement of financial position
Schedule of movements in BSPCE and BSA share warrants and AGA

	Decision of issuance		Stock price	Outstanding				Outstanding
	by the Board		at grant date	at Jan 1,			Forfeited /	at June 30,
Type	of Directors	Grant Date	(in euros)	2025	Granted	Vested	Lapsed	2025
AGA 2023-1	05/25/2023	05/25/2023	2.60	525,000	—	—	(262,500)	262,500
AGA 2024-1(Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	800,000	—	—	800,000
AGA 2024-2 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	800,000	—	(541,433)	258,567
AGA 2024-3 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	1,577,000	—	(17,500)	1,559,500
AGA 2024-4 (Tr1 - Tr2 - Tr3)	12/13/2024	01/17/2025	2.30	—	113,000	—	—	113,000
TOTAL free shares				525,000	3,290,000	—	(821,433)	2,993,567